Financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets
Summary of detailed information about financial assets

The details of financial assets as of 31 December 2023 and 2022 are as follows:

	31 December 2023		31 December 2022
	Non-		Non-
	current	Current	current	Current
Amortized cost	-	-	-	1,233,597
- Time deposits with maturity of more than three months	-	-	-	1,233,597
Fair value through profit or loss	541,490	8,869,828	426,147	6,648,418
- Currency protected time deposits (**)	-	8,869,828	-	6,648,418
- Investment funds (***)	541,490	-	426,147	-
Fair value through other comprehensive income	106,023	-	3,049,667	-
- Listed debt securities (*)	106,023	-	3,049,667	-
	647,513	8,869,828	3,475,814	7,882,015

(*)Listed debt securities are classified as financial assets at fair value through other comprehensive income.

(**)

In order to prioritize the TL in deposit preferences of savers and to increase the share of TL in banks’ balance sheets, the foreign currency protected deposit and participation account (“CPTD”) scheme was introduced in December 2021 by Ministry of Treasury and Finance of Turkiye (“MoTF”). The CPTD scheme consists of TL accounts to be opened under the support of the MoTF and conversions from foreign currency (FX) deposits to TL accounts to be supported by the CBRT. Savings of TL depositors are hedged against the exchange rate risk with the CPTD scheme supported by the MoTF. The CBRT-supported scheme enables FX deposit account holders to switch to TL deposit accounts. Depositors switching to TL accounts from their foreign currency accounts under the support of the CBRT will be able to continue to hedge their savings against the exchange rate risk by using the MoTF supported scheme at the end of the maturity period. Currency-protected time deposit accounts are classified as financial assets at fair value through profit or loss. The Group has converted its foreign currency deposit account amounting to USD 190,356 and EUR 85,000 into “Currency Protected TL Time Deposit Accounts”. Maturity of currency protected time deposit accounts is 1 year.

(***) Investment funds mainly include Turkcell GSYF, established by Re-Pie., and its associate and financial assets which is carried at fair value and valuation differences are recognized in profit or loss.

	Fair Values
	31 December	31 December	Fair value
	2023	2022	hierarchy	Valuation technique
Financial assets at fair value through other comprehensive income	106,023	3,049,667	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	82,311	32,925	Level 1	Pricing models based on quoted market prices at the end of the reporting period,
Financial assets at fair value through profit or loss	8,869,828	6,648,418	Level 2	Forward exchange rates at the reporting date
Financial assets at fair value through profit or loss	459,179	393,222	Level 3	Pricing models based on discounted cash flow
	9,517,341	10,124,232

Summary of Nominal And Fair Value Of Financial Assets

As of 31 December 2023, and 2022, the notional and fair value amounts of listed debt securities are as follows:

31 December 2023
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TL	73,426	106,023	Indefinite
Total listed debt securities		106,023

31 December 2022
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
EUR	24,000	777,764	16 February 2026
EUR	15,000	459,852	8 July 2027
EUR	5,000	164,732	11 April 2023
USD	3,700	120,802	31 March 2025
USD	21,000	644,610	14 July 2023
USD	18,000	508,090	25 March 2027
USD	5,000	161,123	13 November 2025
USD	3,000	92,001	25 January 2023
USD	1,000	30,549	10 August 2024
USD	50,000	90,144	Indefinite
Total listed debt securities		3,049,667

As of 31 December 2023 and 2022, the notional and fair value amounts of currency protected time deposits are as follows:

31 December 2023
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TL	1,191,635	1,732,409	22 February 2024
TL	1,071,635	1,722,282	26 February 2024
TL	955,742	1,155,750	27 February 2024
TL	599,368	715,056	26 April 2024
TL	972,020	499,665	10 May 2024
TL	207,853	418,545	12 February 2024
TL	700,000	778,068	28 February 2024
TL	428,045	474,316	31 July 2024
TL	269,857	325,875	16 August 2024
TL	274,462	323,482	28 August 2024
TL	229,780	253,153	02 October 2024
TL	140,639	170,242	01 April 2024
TL	94,501	150,592	15 April 2024
TL	94,501	150,393	24 October 2024
Total currency protected time deposits		8,869,828

24.Financial assets (continued)

31 December 2022
	Notional amount	Fair value
Currency	(original currency)	(in TL)	Maturity
TL	1,564,478	2,037,015	10 May 2023
TL	1,160,181	1,565,557	27 February 2023
TL	1,155,113	1,351,781	15 August 2023
TL	719,717	842,611	16 August 2023
TL	379,577	493,978	11 May 2023
TL	305,578	357,476	02 October 2023
Total currency protected time deposits		6,648,418

Summary of Gain Losses on Other Comprehensive Income

During the year, the following gains (losses) were recognized in other comprehensive income.

	31 December	31 December	31 December
	2023	2022	2021
Gains / (Losses) recognized in other comprehensive income
Related to financial assets	149,602	(121,999)	(192,475)
Related to financial assets, tax effect	(5,514)	35,988	38,164
	144,088	(86,011)	(154,311)